Equity (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Equity at beginning of period	R$ 69,799,495	R$ 69,627,320
Equity attributable to owners of parent	68,721,743	69,729,582
Non-controlling shareholders	280,983	69,913
Equity at end of period	69,002,726	69,799,495
Total
EQUITY
Equity at beginning of period	271,947	162,408
Equity attributable to owners of parent	1,553,496	202,034	R$ 101,883
Non-controlling shareholders	280,983	69,913	60,525
Company	1,351,462	100,151
Capital contributions in investees, Company	89,828	97,449
Acquisitions through business combinations, Company	1,230,252
Movements in equity, Company	(85)	(1,986)
Movements in result, Company	31,467	4,688
Merger of companies, Company	0
Non-controlling shareholders	211,070	9,388
Capital contributions in investees, Non-controlling shareholders	1,833	1,990
Acquisitions through business combinations, Non-controlling shareholders	199,695
Movements in equity, Non-controlling shareholders	(95)	(1,986)
Movements in result, Non-controlling shareholders	9,637	9,384
Merger of companies, Non-controlling shareholders	0
Equity at end of period	1,834,479	271,947
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
EQUITY
Equity at beginning of period	109,236	96,607
Equity attributable to owners of parent	0	54,629	48,313
Non-controlling shareholders	0	54,607	48,294
Company	(54,629)	6,316
Movements in equity, Company		(2,001)
Movements in result, Company	1,490	8,317
Merger of companies, Company	(56,119)
Non-controlling shareholders	(54,607)	6,313
Movements in equity, Non-controlling shareholders	0	(2,000)
Movements in result, Non-controlling shareholders	1,489	8,313
Merger of companies, Non-controlling shareholders	(56,096)
Equity at end of period	0	109,236
Vivo Ventures ("VV")
EQUITY
Equity at beginning of period	137,598	43,055
Equity attributable to owners of parent	244,649	134,846	42,195
Non-controlling shareholders	4,993	2,752	860
Company	109,803	92,651
Capital contributions in investees, Company	89,828	97,449
Movements in equity, Company		0
Movements in result, Company	19,975	(4,798)
Non-controlling shareholders	2,241	1,892
Capital contributions in investees, Non-controlling shareholders	1,833	1,990
Movements in equity, Non-controlling shareholders		0
Movements in result, Non-controlling shareholders	408	(98)
Equity at end of period	249,642	137,598
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
EQUITY
Equity at beginning of period	0	0
Equity attributable to owners of parent	1,233,653
Non-controlling shareholders	200,829
Company	1,233,653	0
Acquisitions through business combinations, Company	1,230,252
Movements in equity, Company	15
Movements in result, Company	3,386
Non-controlling shareholders	200,829	0
Acquisitions through business combinations, Non-controlling shareholders	199,695
Movements in equity, Non-controlling shareholders	5
Movements in result, Non-controlling shareholders	1,129
Equity at end of period	1,434,482	0
Telefônica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
EQUITY
Equity at beginning of period	25,113	22,746
Equity attributable to owners of parent	75,194	12,559	11,375
Non-controlling shareholders	75,161	12,554	R$ 11,371
Company	62,635	1,184
Movements in equity, Company	(100)	15
Movements in result, Company	6,616	1,169
Merger of companies, Company	56,119
Non-controlling shareholders	62,607	1,183
Movements in equity, Non-controlling shareholders	(100)	14
Movements in result, Non-controlling shareholders	6,611	1,169
Merger of companies, Non-controlling shareholders	56,096
Equity at end of period	R$ 150,355	R$ 25,113